EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY
Schedule of composition of share capital

	Number of shares
	December 31,
	2018	2017
	In thousands
Authorized	600,000	300,000
Issued and paid	283,687	212,729